Financial Instruments and Risk Management - Additional Information (Details) $ in Thousands				12 Months Ended
	Mar. 15, 2019 Goldounce	Mar. 12, 2019 Goldounce Contract	May 25, 2018 USD ($) Goldounce	Dec. 31, 2018 USD ($) Contract Ounce shares	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on derivative contracts				$ 14,091	$ (1,848)
Fair value of the derivative asset					21
Percentage of change in foreign currencies assumption				10.00%
Increase (decrease) in earnings assuming change in foreign currencies				$ 459	958
Description of concentrations of risk				The Company has no concentrations of liquidity risk.
Option contract [member]
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on derivative contracts				$ 878	6
Number of option contracts outstanding | Contract				0
Option contract [member] | Subsequent [Member]
Disclosure Of Financial Instruments [Line Items]
Total number of gold ounces placed | Goldounce	18,000
Contracts with expiry dates	Jun. 28, 2019
Weighted average floor price | Goldounce	1,283
Number of open option contracts unsettled | Contract		18,000
Option contract [member] | Maximum [Member] | Subsequent [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average sales price | Goldounce	1,355
Forward Sales Contracts
Disclosure Of Financial Instruments [Line Items]
Number Of Ounces Financially Settled | Ounce				113,199
Gain Loss On Derivative Contracts				$ 2,886
Number Of Ounces Delivered | Ounce				14,172
Gain (Loss) On Derivative Contracts Delivered				$ 674
Forward Sales Contracts | Rye Patch [member]
Disclosure Of Financial Instruments [Line Items]
Weighted average floor price | Goldounce			127,371
Derivative liability			$ 9,674
Forward Sales Contracts | Subsequent [Member]
Disclosure Of Financial Instruments [Line Items]
Total number of gold ounces placed | Goldounce		14,000
Weighted average sales price | Goldounce		1,307
Number of gold ounce settled | Goldounce		7,000
Level 2 | Option contract [member]
Disclosure Of Financial Instruments [Line Items]
Fair value of the derivative asset					$ 21
Put Options [Member] | Option contract [member]
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts settled | shares				25,000